Document and Entity Information	Nov. 03, 2014
Prospectus:
Document Type	Other
Document Period End Date	Nov. 03, 2014
Registrant Name	FORUM FUNDS II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Oct. 05, 2015
Document Effective Date	Oct. 05, 2015
Prospectus Date	Nov. 03, 2014